AQR FUNDS

Supplement dated January 3, 2022 (“Supplement”)

to the Class I Shares, Class N Shares and Class R6 Shares Summary Prospectus,

Prospectus, and Statement of Additional Information,

each dated May 1, 2021, as amended,

of the AQR Diversified Arbitrage Fund (the “Fund”)

This Supplement updates certain information contained in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information. Please review this important information carefully. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective January 1, 2022, CNH Partners, LLC, sub-adviser to the Fund, changed its legal name to AQR Arbitrage, LLC. Accordingly, all references to CNH Partners, LLC contained in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information are hereby deleted and replaced with AQR Arbitrage, LLC.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

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